Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	283 Months Ended	536 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investment Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.62%	2.05%	1.33%		3.80% [1]
Performance Inception Date					May 12, 1980
Retirement Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.61%	2.05%	1.32%	1.16% [2]
Performance Inception Date				May 21, 2001

[1]	Inception date of May 12, 1980.
[2]	Inception date of May 21, 2001.